CAPITAL STOCK AND RESERVES - Private placements (Details)																		12 Months Ended
	Oct. 02, 2022 $ / shares shares	Dec. 23, 2021 CAD ($) $ / shares shares	Nov. 05, 2021 CAD ($) $ / shares shares	Sep. 17, 2021 CAD ($) $ / shares shares	Aug. 27, 2021 CAD ($) $ / shares shares	Jul. 19, 2021 CAD ($) shares	May 17, 2021 CAD ($) $ / shares shares	Apr. 16, 2021 CAD ($) $ / shares shares	Apr. 12, 2021 CAD ($) $ / shares shares	Mar. 31, 2021 CAD ($) $ / shares shares	Mar. 08, 2021 CAD ($) $ / shares shares	Dec. 22, 2020 CAD ($) $ / shares shares	Nov. 17, 2020 CAD ($) $ / shares shares	Oct. 02, 2020 CAD ($) $ / shares shares	Apr. 15, 2020 CAD ($) $ / shares shares	Mar. 31, 2020 CAD ($) $ / shares shares	Jan. 17, 2020	Dec. 31, 2021 CAD ($) D	Dec. 31, 2020 CAD ($)
Disclosure of classes of share capital [line items]
Total cost of issuing shares | $																		$ 3,225,000	$ 3,853,000
Investments | $								$ 5,000,000
Number of investment rights issued								399,285
Investment price | $ / shares								$ 12.52
Number of common share exercisable by each warrant								1
Number of rights converted						199,642
Rights converted shares issued						199,642
Rights converted shares issued amount | $						$ 2,500,000
Maximum percentage of issued and outstanding shares																		10.00%
Maximum term of options																	5 years
Number of days of volume weighted average price | D																		5
Share-based Payment Arrangement, Option
Disclosure of classes of share capital [line items]
Maximum term of options																		5 years
Milestone 1 achievement or April 16, 2022
Disclosure of classes of share capital [line items]
Number of rights vested								119,785
Milestone 2 achievement or April 16, 2022
Disclosure of classes of share capital [line items]
Number of rights vested								119,785
Milestone 3 achievement or April 16, 2022
Disclosure of classes of share capital [line items]
Number of rights vested								79,857
Milestone 4 achievement or April 16, 2024
Disclosure of classes of share capital [line items]
Number of rights vested								79,858
Eskay
Disclosure of classes of share capital [line items]
Percentage of ownership	100.00%
Shares issued upon property acquisition (shares)	5,625,000
Number of common share per unit	1
Number of warrants per unit	1
Exercise price of warrants | $ / shares	$ 10.80
Private placement
Disclosure of classes of share capital [line items]
Gross proceeds | $							$ 57,500,000								$ 18,247,000			$ 131,960,000	87,762,000
Number of common shares issued							4,637,097						4,893,617
Share price | $ / shares							$ 12.40						$ 9.40
Total cost of issuing shares | $																		$ 3,225,000	$ 3,853,000
Private placement | Eskay
Disclosure of classes of share capital [line items]
Share price | $ / shares														$ 10.80
Term of warrants														2 years
Fair value of warrants | $														$ 11,326,000
Number of warrants, options, or bonus shares issued														5,625,000
Flow through shares
Disclosure of classes of share capital [line items]
Number of common shares issued		1,471,739	621,119		285,268				237,901	250,000	709,497	607,143
Share price | $ / shares		$ 21.00	$ 16.10		$ 17.53				$ 18.00	$ 18.00	$ 18.00	$ 14.00
British Columbia super flow through shares
Disclosure of classes of share capital [line items]
Number of common shares issued				346,364											1,443,228	3,250,000
Share price | $ / shares															$ 4.62	$ 4.62
National flow through shares
Disclosure of classes of share capital [line items]
Number of common shares issued															2,756,856
Share price | $ / shares				$ 20.21											$ 4.20
Non-brokered private placement
Disclosure of classes of share capital [line items]
Gross proceeds | $		$ 30,907,000	$ 10,000,000	$ 7,000,000	$ 5,000,000				$ 4,282,000	$ 4,500,000	$ 12,771,000	$ 8,500,000				$ 15,015,000
Overnight marketed public offering
Disclosure of classes of share capital [line items]
Gross proceeds | $													$ 46,000,000